FINANCIAL RISK MANAGEMENT (Capital risk narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt to capital ratio	11.00%	17.00%
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reserve of cash flow hedges, net of tax	$ (40)